Depreciation, Amortization, and Impairment	12 Months Ended
Dec. 31, 2021
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Depreciation, Amortization, and Impairment

Note 32 - Depreciation, Amortization, and Impairment

a)    Depreciation and amortization

The amounts corresponding to charges to results for depreciation and amortization for the years ended December 31, 2021, 2020 and 2019, are detailed below:

		For the years ended December 31,
	Notes	2021	2020	2019
		MCh$	MCh$	MCh$
Depreciation of property, plant and equipment	14	(18,608)	(21,826)	(21,169)
Amortization of intangible assets	13	(55,791)	(74,625)	(74,140)
Depreciation of assets for right to use of assets	15	(27,184)	(29,993)	(31,857)
Totals		(101,583)	(126,444)	(127,166)

b)    Impairment

For the years ended December 31, 2021, 2020 and 2019, the composition of this item is as follows:

	For the years ended December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$
Impairment of financial investments at FVOCI	—	—	—
Impairment of financial investments at amortized cost	—	—	—
Subtotal financial assets	—	—	—
Impairment of intangible assets (1)	—	(38,849)	—
Impairment of intangibles generated in business combinations (2)	—	(113,911)	—
Impairment of goodwill (3)	—	(651,825)	—
Impairment of property, plant and equipment (4) (5) (6)	(91)	(10,294)	(728)
Subtotal Non-financial assets	(91)	(814,879)	(728)
Totals	(91)	(814,879)	(728)
(1)	Impairment of intangibles due to the integration of the systems in Chile: MCh$31,426 for systems and MCh$3,098 for projects. Also includes deterioration of systems and software in Colombia of MCh$4,325.
(2)	Impairment of intangibles generated in business combinations includes MCh$113,138 from Itaú Corpbanca Colombia and MCh$773 from Itaú Corredor de Seguros Colombia.
(3)	Impairment of Goodwill for MCh$412,356 in Chile CGU and MCh$239,469 in Colombia CGU.
(4)	For the year ended December 31, 2020 an impairment of ATM equipment for MCh$24 was recorded.
(5)	For the year ended December 31, 2020 an impairment of fixed assets due to restructuring plan for MCh$867 was recorded.
(6)	For the year ended December 31, 2020 an impairment of improvements in leased properties due to restructuring due to the restructuring plan for MCh$9,403 was recorded.

The Bank has defined two CGUs: CGU Chile (Itaú Corpbanca and its Chileans subsidiaries and subsidiary allocated in New York) and CGU Colombia (Itaú Corpbanca Colombia and its subsidiaries and Itaú Corredores de Seguros S.A.). These CGUs were defined based on their main geographic areas. Their cash flow generation and performance are analyzed separately by the Executive Committee (C-suite) because their contributions to the consolidated entity may be identified independently. It is worth mentioning that these CGUs are consistent with the Bank’s operating segments (see Note 4).

Note 32 - Depreciation, Amortization, and Impairment, continued

Carrying amount of these CGUs, in a pre-taxes basis before impairment losses recognition, is as follows:

	As of December 31,
CGU	2021	2020
	MCh$	MCh$
Chile	2,321,096	2,419,497
Colombia	688,285	949,717

b.1) Goodwill impairment test as of December 31, 2021

i) Impairment test results

CGU Chile
Goodwill	MM$
Balances as of January 01, 2021	492,512
Conversion difference	—
Impairment	—
Balances as of December 31, 2021	492,512

ii)  Methodology used by the Bank

Consistent with prior years, the recoverable amounts of the Chilean and Colombian CGUs have been determined using the discounted dividend model methodology. This methodology considers the cash flow that would be generated by the dividends distributed to shareholders over a perpetual projection horizon, discounted at their cost rate projection horizon, discounted at their cost of capital rate at the valuation date. In this way, it is possible to economic value of equity can be estimated using dividend flow projections derived from financial budgets and other approved assumptions financial budgets and other assumptions approved by management.

In its process to perform the impairment test of Goodwill, Management considered different sources of information, among which the following can be mentioned of information, among which the following can be mentioned:

●	Existing historical information for both banks post-merger and if relevant also pre-merger. The historical information was reconciled considering those events considered as one-time and non-recurring.
●	Budgets approved by Management.
●	Information from external sources, such as analysts’ reports, supervisors, Central Banks and press releases.
●	Observable market information, such as rate curves, inflation and growth projections.
●	The competitive strategy defined for both banks.
●	The projected funding structure and its impact on the Bank’s capital requirements and internal policy.

Note 32 - Depreciation, Amortization, and Impairment, continued

iii)   Assumptions used in calculations of the recoverable amount

The key assumptions used in calculating the recoverable amount, defined as those to which the calculation is most sensitive, are presented below:

		As of December 31, 2021	As of December 31, 2020
		Chile
Perpetuity rate	(%)	5.20	5.20
Projected inflation rate	(%)	3.00	3.00
Discount rate	(%)	9.33	9.50
Loans growth	(%)	7,00 – 10,00	7,00 – 10,00
Solvency index limit	(%)	15,14 – 15,23	12,77 – 13,11

●	Projection period and perpetuity

For the year 2021 the flow projections were made for a period of 5 years until 2026 (2020 – 5 years). After this period, a present value of the flows for the year 2026 is calculated, projected to perpetuity using Gross Domestic Product growth rates aligned with those expected for the markets in which the CGUs described operate.

●	Loans and deposits

Loans and deposits were projected for the periods prior to perpetuity considering an annual increase of 7.30%. The deposit portfolio was projected in relation to the reciprocity established as a target, both concepts aligned with market growth expectations and target market share.

●	Net income

Projected net income was estimated based on the sensitization of GDP growth and the effects of inflation with respect to the banking industry, which resulted in a projected growth rate based on the product mix (consumer, housing and commercial loans) and the target market share established by management. The projection of funding costs is mainly determined by the average balances of demand deposits, time deposits and other liabilities.

●	Discount rate

The discount rate used was the Cost of Equity (Ke) in local currency, which was used to discount the cash flows of each CGU. This calculation considered a premium for country risk, where the CGUs maintain their operations.

●	Perpetuity rate

A perpetuity growth rate was considered in accordance with the rates observed in the market where each CGU operates. Consequently, they were constructed considering local inflation and nominal GDP growth projections.

●	Dividend payment

Dividend payments were made maximizing shareholder cash flows, taking as a restriction that the solvency indicator (ratio of technical equity to risk-weighted assets) should not be below the limits required by regulatory entities. Thus, a dividend for the Chilean CGU was considered to be 30% for the projected years and 50% in perpetuity.

Note 32 - Depreciation, Amortization, and Impairment, continued

iv)  Impairment loss recognition

As a result of the impairment testing process described above, management concludes that the relation of the recoverable amount and its carrying amount for the Chile CGUs as of December 31, 2021, is as follow:

		As of December 31,
		2021	2020
		Chile	Chile
Recoverable Amount / Carrying Value	(%)	141.23	138.47

The recoverable amount for the CGU corresponds to the value in use, since it is the highest amount when comparing the fair value less costs to sell and the value in use.

As of December 31, 2021, Management has not identified an impairment charge that should be recognized in these Consolidated Financial Statements.

v) Reconciliation of rates before and after taxes.

The Bank has used the cost of equity (Ke) rate as the discount rate in its calculation of the recoverable amount, a rate that is observable after tax recoverable amount, a rate that is observable after tax. The following table shows the effect of considering the pre-tax cash flows and discount rate:

		As of December 31,
		2021	2020
		Chile	Chile
Discount rates	(%)	10.34	10.52
Recoverable amount/Carrying value	(%)	158.27	160.71

b.2) Impairment test results and impairment losses recognition as of June 30, 2020

i) Impairment test results

Impairmente of intangible assets (1)	CGU Chile	CGU Colombia	Totals
	MCh$	MCh$	MCh$
Goodwill impairment loss	448,273	246,663	694,936
Intangibles assets generated in a business combination impairment loss	—	113,911	113,911
Total impairment of Chile and Colombia CGUs	448,273	360,574	808,847

As reported in 2016 in the original recognition of the business combination between Banco Itaú Chile and Corpbanca, as described in Note 1, resulted in a registration of a goodwill not deductible for income tax purposes, therefore, the recognition of impairment loss does not generate effects on tax results. On the other hand, the intangibles assets generated in the business combination had an associated deferred tax liability of Ch$34,547 million, which generated an impact on income tax results equivalent to that amount, by recognizing the impairment. Considering the above, the effect on income net of taxes generated by the recognition of the impairment loss amounts to Ch$731,189 million, distributed between Ch$720,951 million attributable to the owners of the Bank and Ch$10,238 million attributable to non-controlling interest.

Note 32 - Depreciation, Amortization, and Impairment, continued

ii)    Goodwill allocation

The Goodwill allocated to each of the identified CGUs generated in the reverse acquisition described in Note 1, section “General Information – Background of Itaú Corpbanca and subsidiaries”, and the movements experienced during the year, are presented below:

Goodwill	Chile CGU	Colombia CGU
	MCh$	MCh$
Balances as of January 1, 2020	940,785	253,546
Exchange differences	—	(6,883)
Impairment	(448,273)	(246,663)
Ending balances as of December 31, 2020	492,512	—
(1)	Goodwill generated by the acquisition of a business combination (Colombia) is expressed in the functional currency of the aforementioned business (Colombian peso), converted at the closing exchange rate (exchange rate COP to Ch$ for the purpose of accounting recognition in Chile) in accordance with IAS 21 "Effects of Changes in Exchange Rates of the Foreign Currency" (see Note 13). Figures presented as of June 30, 2020 have been adjusted to their recoverable amount, recognizing an impairment loss in accordance with the aforementioned information.

iii)   Methodology used by the Bank

Consistent with the prior year, the recoverable amounts of Chile CGU and Colombia CGU have been determined using the dividend discount model. This methodology considers the cash flows that would be generated by dividends distributed to shareholders at perpetuity, discounted to their cost of capital rate as of the valuation date. Therefore, the economic value of equity can be estimated using cash flow projections derived from financial budgets and other assumptions approved by management.

In testing goodwill for impairment, management considered different sources of information, including:

●	Historical information existing for both Banks post-merger and, if relevant, pre-merger. Historical information for events assessed as one-time and non-recurring was excluded.
●	Assumptions approved by management.
●	Information from external sources such as analyst reports, regulators, central Banks and press releases.
●	Observable market information such as rate curves, inflation and growth projections.
●	The competitive strategy defined for both Banks.
●	The projected funding structure and its impact on the Bank’s capital requirements and internal policy

Note 32 - Depreciation, Amortization, and Impairment, continued

iv)  Key assumptions used in calculating the recoverable amount.

The key assumptions used in calculating recoverable amount, defined as those variables to which the calculation is more sensitive, are presented below:

		As of June 30, 2020
		Chile	Colombia
Perpetuity rate	(%)	5.20	6.50
Projected inflation rate (*)	(%)	3.00	3.00
Discount rate	(%)	9.33	12.31
Loans growth	(%)	7,00 – 10,00	6,25 - 8,82
Solvency index limit	(%)	15,14 – 15,23	10,00 - 11,70

(*)    Corresponds to the long-term projected inflation rate.

●	Period of Projection and Perpetuity

When performing the goodwill impairment in June 2020, cash flow projections are prepared for a period of 5 years from 2020 to 2025. After this period, the present value of cash flows for the year 2024 are calculated, projected to perpetuity using GDP growth rates expected for the markets in which the aforementioned CGUs operate.

●	Loans and deposits

Loans were projected considering an increase of around 7.3% per year in Chile. Anticipated changes in the product mix were also modeled for both countries. The deposit portfolio was projected using target reciprocity.

●	Income

Interest and fee income were projected in line with loans, modeling interest rates and commissions expected for each portfolio and type of product. Other relevant macroeconomic variables were also considered such as inflation and base interest rates.

●	Costs of funding

The cost projections are mainly determined based on demand deposits and term deposits balances, considering an annual average ratio of 3.7% for Chile and 4.0% for Colombia. In the cost of funding, the Bank models the impact of the aforementioned reciprocity strategy with no significant changes in the funding structure.

●	Discount rate

Estimated as the discount rate of the Cost of Capital (Ke) in local currency, which was used to discount the cash flows of each CGU. This calculation considers a premium for the risk of the country for each CGU.

●	Perpetuity rate

The perpetuity growth rates are aligned with the growth of the economy in both jurisdictions. Consequently, these were built considering local inflation and GDP growth projections

Note 32 - Depreciation, Amortization, and Impairment, continued

●	Dividend payment

The payment of dividends was made by maximizing the cash flows of the shareholder taking as a restriction that the solvency indicator (ratio of technical equity with risk-weighted assets) does not fall below the minimum limits required by the regulatory entities. In this way, a dividend for the CGU of Chile of 30% for the first 5 years and 50% in perpetuity was considered.

v)   Impairment test results

As a result of the impairment test performed, Management concludes that the recoverable amount of the CGUs exceeds their carrying amount, as shown in the following table:

		As of June 30, 2020
Main assumptions		Chile	Colombia
Recoverable Amount / Carrying Value	(%)	81.37	54.45

vi)    Reconciliation of rates before and after taxes

The Bank has used the cost of own capital (Ke) rate as a discount rate in its calculation of the recoverable amount, a rate that is observable after taxes. The following table shows the effect of considering the flows and the discount rate before taxes.

		As of June 30, 2020
		Chile	Colombia
Discount rates	(%)	11.56	14.39
Perpetuity growth rate	(%)	79.84	59.79

As of December 31, 2020, the Bank has updated the impairment test in order to determine the impairment at the end of this fiscal year and concluded that there was no need to record an additional goodwill impairment loss.